Note 13 - Loan and Other Receivables - Digital Assets - Reconciliation of Loan and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
As of January 1,	$ 3,047,412
As of December 31,	3,956,504	$ 3,047,412
Digital assets [member] | Digital asset loans and receivables [member]
Statement Line Items [Line Items]
As of January 1,	166,388	17,696
Digital asset loan receivables repaid, net	248,073
Digital asset loan receivables made, net		78,498
Digital asset pledged as collateral repaid, net	51,692
Digital asset pledged as collateral made, net		22,488
Interest	5,323	4,031
Revaluation gain/(loss)	(24,994)	43,675
As of December 31,	$ 446,481	$ 166,388